FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Accounts payable and accrued liabilities	$ 12,768	$ 10,292
1-5 years [member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Equipment loans	245
Deferred consideration payable	0
Finance lease obligations	1,993
Total	2,238
Financial Instruments [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	12,768
Equipment loans	516
Deferred consideration payable	8,750
Finance lease obligations	4,528
Total	26,562
Less Than One Year [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	12,768
Equipment loans	271
Deferred consideration payable	8,750
Finance lease obligations	2,535
Total	24,324
More Than 5 Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Equipment loans	0
Deferred consideration payable	0
Finance lease obligations	0
Total	$ 0